SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                           VARIABLE SEPARATE ACCOUNT

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT

            Polaris Platinum III Variable Annuity dated May 2, 2016
             Polaris Choice IV Variable Annuity dated May 2, 2016
         Polaris Preferred Solution Variable Annuity dated May 2, 2016
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                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                           VALIC SEPARATE ACCOUNT A
            Polaris Choice Elite Variable Annuity dated May 2, 2016
           Polaris Platinum Elite Variable Annuity dated May 2, 2016
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Effective August 22, 2016, the Income Credit percentage is changed for the optional Polaris Income Plus and Polaris Income Builder Living Benefits. All references to the annual "6% Income Credit" for the optional Polaris Income Plus and Polaris Income Builder Living Benefits in the prospectus are hereby changed to "5.5% Income Credit for Polaris Income Plus and 5.0% for Polaris Income Builder" for applications signed on or after August 22, 2016 and received by the Company.

THE FOLLOWING REPLACES THE POLARIS INCOME PLUS AND POLARIS INCOME BUILDER TABLE UNDER "INCOME CREDIT" IN THE LIVING BENEFIT DEFINED TERMS SECTION OF THE PROSPECTUS:

-----------------------      -----------------------      ---------------------------------------------
OPTIONAL LIVING BENEFIT      INCOME CREDIT                INCOME
                             (AS A PERCENTAGE OF THE      CREDIT AVAILABILITY
                             INCOME CREDIT BASE)
-----------------------      -----------------------      ---------------------------------------------
POLARIS INCOME PLUS          5.5%                         Available during the first 12 Benefit Years -
                                                          the Income Credit is reduced in years
                                                          withdrawals are taken
-----------------------      -----------------------      ---------------------------------------------
POLARIS INCOME BUILDER       5.0%                         Available during the first 12 Benefit Years -
                                                          the Income Credit is eliminated in years any
                                                          withdrawal is taken
-----------------------      -----------------------      ---------------------------------------------

The optional Polaris Income Plus Living Benefit Examples 2 - 5 in Appendix D of the prospectus, which reflect the previous annual Income Credit percentage for Polaris Income Plus do not apply to applications signed on or after August 22, 2016 and received by the Company.


THE FOLLOWING REPLACES THE POLARIS INCOME PLUS AND THE POLARIS INCOME PLUS DAILY MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE TABLES UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" IN THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY LIVING BENEFITS SECTION OF THE PROSPECTUS FOR APPLICATIONS SIGNED ON OR AFTER AUGUST 22, 2016 AND RECEIVED BY THE COMPANY:
MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

IN EACH TABLE BELOW, THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS

---------------------------------------        --------------        --------------        --------------
NUMBER OF COVERED PERSONS AND AGE OF           POLARIS INCOME        POLARIS INCOME        POLARIS INCOME
COVERED PERSON AT FIRST WITHDRAWAL (1)         PLUS INCOME           PLUS INCOME           PLUS INCOME
                                               OPTION 1              OPTION 2              OPTION 3
---------------------------------------        --------------        --------------        --------------
One Covered Person (Age 45 - 59)               4.0% / 3.0%(2)        4.0% / 3.0%(2)        3.25% / 3.25%
---------------------------------------        --------------        --------------        --------------
One Covered Person (Age 60 - 64)               5.0% / 3.0%(2)        5.0% / 3.0%(2)        3.75% / 3.75%
---------------------------------------        --------------        --------------        --------------
One Covered Person (Age 65  - 71)              6.0% / 4.0%           7.0% / 3.0%           5.0% / 5.0%
---------------------------------------        --------------        --------------        --------------
One Covered Person (Age 72 and Older)          6.5% / 4.0%           7.5% / 3.0%           5.25% / 5.25%
---------------------------------------        --------------        --------------        --------------
Two Covered Persons (Age 45 - 59)              3.5% / 3.0%(3)        3.5% / 3.0%(3)        3.0% / 3.0%
---------------------------------------        --------------        --------------        --------------
Two Covered Persons (Age 60 - 64)              4.5% / 3.0%(3)        4.5% / 3.0%(3)        3.5% / 3.5%
---------------------------------------        --------------        --------------        --------------
Two Covered Persons (Age 65 - 71)              5.5% / 4.0%           6.5% / 3.0%           4.5% / 4.5%
---------------------------------------        --------------        --------------        --------------
Two Covered Persons  (Age 72 and Older)        6.0% / 4.0%           7.0% / 3.0%           4.75% / 4.75%
---------------------------------------        --------------        --------------        --------------


POLARIS INCOME PLUS DAILY

IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:

----------------------------------------       ---------------       ---------------       ---------------
NUMBER OF COVERED PERSONS AND AGE              POLARIS INCOME        POLARIS INCOME        POLARIS INCOME
OF COVERED PERSON AT FIRST WITHDRAWAL(1)       PLUS DAILY            PLUS DAILY            PLUS DAILY
                                               INCOME OPTION 1       INCOME OPTION 2       INCOME OPTION 3
----------------------------------------       ---------------       ---------------       ---------------
One Covered Person (Age 45 - 59)               4.0% / 3.0%(2)        4.0% / 3.0%(2)        3.25% / 3.25%
----------------------------------------       ---------------       ---------------       ---------------
One Covered Person (Age 60 - 64)               5.0% / 3.0%(2)        5.0% / 3.0%(2)        3.75% / 3.75%
----------------------------------------       ---------------       ---------------       ---------------
One Covered Person (Age 65  - 71)              6.0% / 4.0%           7.0% / 3.0%           5.0% / 5.0%
----------------------------------------       ---------------       ---------------       ---------------
One Covered Person (Age 72 and Older)          6.5% / 4.0%           7.5% / 3.0%           5.25% / 5.25%
----------------------------------------       ---------------       ---------------       ---------------
Two Covered Persons (Age 45 - 59)              3.5% / 3.0%(3)        3.5% / 3.0%(3)        3.0% / 3.0%
----------------------------------------       ---------------       ---------------       ---------------
Two Covered Persons (Age 60 - 64)              4.5% / 3.0%(3)        4.5% / 3.0%(3)        3.5% / 3.5%
----------------------------------------       ---------------       ---------------       ---------------
Two Covered Persons (Age 65 - 71)              5.5% / 4.0%           6.5% / 3.0%           4.5% / 4.5%
----------------------------------------       ---------------       ---------------       ---------------
Two Covered Persons  (Age 72 and Older)        6.0% / 4.0%           7.0% / 3.0%           4.75% / 4.75%
----------------------------------------       ---------------       ---------------       ---------------

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:

----------------------------------------       ---------------       ---------------       ---------------
NUMBER OF COVERED PERSONS AND AGE OF           POLARIS INCOME        POLARIS INCOME        POLARIS INCOME
COVERED PERSON AT FIRST WITHDRAWAL(1)          PLUS DAILY            PLUS DAILY            PLUS DAILY
                                               INCOME OPTION 1       INCOME OPTION 2       INCOME OPTION 3
----------------------------------------       ---------------       ---------------       ---------------
One Covered Person (Age 45 - 59)               3.5% / 2.5%(4)        3.5% / 2.5%(4)        2.75% / 2.75%
----------------------------------------       ---------------       ---------------       ---------------
One Covered Person (Age 60 - 64)               4.5% / 2.5%(4)        4.5% / 2.5%(4)        3.25% / 3.25%
----------------------------------------       ---------------       ---------------       ---------------
One Covered Person (Age 65  - 67)              5.5% / 3.5%           6.5% / 2.5%           4.5% / 4.5%
----------------------------------------       ---------------       ---------------       ---------------
One Covered Person (Age 68  - 71)              6.0% / 4.0%           7.0% / 3.0%           5.0% / 5.0%
----------------------------------------       ---------------       ---------------       ---------------
One Covered Person (Age 72 and Older)          6.5% / 4.0%           7.5% / 3.0%           5.25% / 5.25%
----------------------------------------       ---------------       ---------------       ---------------
Two Covered Persons (Age 45 - 59)              3.0% / 2.5%(5)        3.0% / 2.5%(5)        2.5% / 2.5%
----------------------------------------       ---------------       ---------------       ---------------
Two Covered Persons (Age 60 - 64)              4.0% / 2.5%(5)        4.0% / 2.5%(5)        3.0% / 3.0%
----------------------------------------       ---------------       ---------------       ---------------
Two Covered Persons (Age 65 - 67)              5.0% / 3.5%           6.0% / 2.5%           4.0% / 4.0%
----------------------------------------       ---------------       ---------------       ---------------
Two Covered Persons (Age 68 - 71)              5.5% / 4.0%           6.5% / 3.0%           4.5% / 4.5%
----------------------------------------       ---------------       ---------------       ---------------
Two Covered Persons  (Age 72 and Older)        6.0% / 4.0%           7.0% / 3.0%           4.75% / 4.75%
----------------------------------------       ---------------       ---------------       ---------------

   (1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

   (2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

   (3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

   (4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

   (5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.


We reserve the right to modify the rates referenced above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.


Dated:  August 22, 2016


               Please keep this Supplement with your Prospectus